UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


            Report for the Calendar Year or Quarter Ended December 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Charlemagne Capital (IOM) Limited

Address:  Regent House, 16-18 Ridgeway St.
          Douglas, Isle of Man
          IM1 1EN, British Isles

13F File Number: 028-XXXXX

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Anderson Whamond
Title:  Managing Director
Phone:  +44 1624 640200


Signature, Place and Date of Signing:

/s/ Anderson Whamond             British Isles                   02/14/05
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        31

Form 13F Information Table Value Total:  $267,193
                                        (thousands)


List of Other Included Managers: N/A

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                                                     FORM 13F INFORMATION TABLE



COLUMN 1                         COLUMN  2        COLUMN 3     COLUMN 4       COLUMN 5         COLUMN 6   COLUMN 7    COLUMN 8

                                TITLE                           VALUE   SHRS OR     SH/ PUT/   INVESTMENT OTHER    VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS           CUSIP       (X$1000) PRN AMT     PRN CALL   DISCRETN   MGRS  SOLE    SHARED  NONE
--------------                  --------           -----       -------- -------     --- ----   --------   ----  ----    ------  ----
AMERICA MOVIL S A DE C V        SPON ADR L SHS    02364W 10 5   1,886      36,035              Sole        N/A      36,035
AU OPTRONICS CORP               SPONSORED ADR     002255 10 7     681      47,704              Sole        N/A      47,704
BANCO ITAU HLDG FINANCIERA S    SP ADR 500 PFD    059602 20 1   1,254      16,685              Sole        N/A      16,685
BRASKEM S A                     SP ADR PDF A      105532 10 5     313       6,167              Sole        N/A       6,167
CEN EUROPEAN DIST CORP          COM               153435 10 2  15,422     522,097              Sole        N/A     522,097
CEN EURO MEDIA ENTERPRISES      CL A NEW          G20045 20 2  28,264     726,226              Sole        N/A     726,226
CHINA MOBILE HONG KONG LTD      SPONSORED ADR     16941M 10 9   2,213     129,069              Sole        N/A     129,069
CHINA NETCOM GROUP CORP HK L    SPONSORED ADR     16940Q 10 1     669      25,000              Sole        N/A      25,000
CHINA UNICOM LTD                SPONSORED ADR     16945R 10 4     661      84,358              Sole        N/A      84,358
CHINA PETE & CHEM CORP          SPON ADR H SHS    16941R 10 8   1,006      24,563              Sole        N/A      24,563
COMPANHIA DE BEBIDAS DAS AME    SPONADR PFD       20441W 20 3     407      14,375              Sole        N/A      14,375
COMPANIA DE TELECOMUNICS CHI    SPON ADR NEW      204449 30 0     196      17,518              Sole        N/A      17,518
COMPANHIA VALE DO RIO DOCE      SPON ADR PFD      204412 10 0     493      20,335              Sole        N/A      20,335
GRUPO TELEVISA SA DE CV         SP ADR REP ORD    40049J 20 6     302       4,993              Sole        N/A       4,993
KOOKMIN BK NEW                  SPONSORED ADR     50049M 10 9   2,646      67,818              Sole        N/A      67,818
KOREA FD                        COM               500634 10 0   2,998     124,464              Sole        N/A     124,464
MECHEL STEEL GROUP OAO          SPONSORED ADR     583840 10 3  25,358   1,137,142              Sole        N/A   1,137,142
MOBILE TELESYSTEMS OJSC         SPONSORED ADR     607409 10 9  77,869     562,644              Sole        N/A     562,644
PETROLEO BRASILEIRO SA PETRO    SPONSORED ADR     71654V 40 8     911      22,905              Sole        N/A      22,905
PT TELEKOMUNIKASI INDONESIA     SPONSORED ADR     715684 10 6   1,312      62,363              Sole        N/A      62,363
ROSTELECOM OPEN JT STK LNG D    SPONSORED ADR     778529 10 7  11,236   1,027,600              Sole        N/A   1,027,600
COMPANHIA SIDERURGICA NACION    SPONSORED ADR     20440W 10 5     202      10,640              Sole        N/A      10,640
SK TELECOM LTD                  SPONSORED ADR     78440P 10 8     537      24,234              Sole        N/A      24,234
TAIWAN FUND INC                 COM               874036 10 6   1,325     100,090              Sole        N/A     100,090
TAIWAN GREATER CHINA FD         SH BEN INT        874037 10 4     848     175,600              Sole        N/A     175,600
TELE CENTRO OESTE CELULAR S     SPON ADR PFD      87923P 10 5     196      19,951              Sole        N/A      19,951
TELE NORTE LESTE PART S A       SPON ADR PFD      879246 10 6     192      11,400              Sole        N/A      11,400
TELESP CELULAR PART S A         SPONADR PFD       87952L 10 8     405      59,705              Sole        N/A      59,705
TELEPHONOS DE MEXICO S A        SPON ADR ORD L    879403 78 0   1,082      28,261              Sole        N/A      28,261
TEVA PHARMACEUTICAL INDS LTD    ADR               881624 20 9   1,019      34,141              Sole        N/A      34,141
OPEN JT STK CO - VIMPEL COMMUN  SPONSORED ADR     68370R 10 9  85,290   2,359,666              Sole        N/A   2,359,666
                                                                267,193


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